Related Party Transactions - Loans to/from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Joint venture
Disclosure of transactions between related parties [line items]
Loan to joint venture	$ 456	$ 225
Shareholder
Disclosure of transactions between related parties [line items]
Loan from shareholder	(6,953)	(5,531)
Shareholder | Convertible Note 3
Disclosure of transactions between related parties [line items]
Loan from shareholder	0	(8,762)
Shareholder | Convertible Note 4
Disclosure of transactions between related parties [line items]
Loan from shareholder	0	(4,405)
Shareholder | Convertible Note 5
Disclosure of transactions between related parties [line items]
Loan from shareholder	0	(1,114)
Shareholder | Senior Convertible Note
Disclosure of transactions between related parties [line items]
Loan from shareholder	$ 0	$ (2,438)